Revenue and Geography Information (Details) - Schedule of Revenue and Geography Information ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Revenue and Geography Information [Line Items]
Total	¥ 138,405	$ 19,722	¥ 83,926
Feature phone [Member]
Schedule of Revenue and Geography Information [Line Items]
Revenue	39,997		48,413
Smart phone [Member]
Schedule of Revenue and Geography Information [Line Items]
Revenue	55,314		22,295
Others [Member]
Schedule of Revenue and Geography Information [Line Items]
Revenue	¥ 43,094		¥ 13,218